Patent Finance Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Current and Long-Term Portions of Obligations

The current and long-term portions of these obligations are reflected as follows:

	Gross	Unamortized Discount	Net Carrying Amount
As at December 31, 2014
Patent finance obligation, due November 26, 2015	$8,572	$(217)	$8,355
Patent rights finance obligation, due June 18, 2023	18,000	(609)	17,391
Patent finance obligation, due August 18, 2018	20,833	(1,696)	19,137
	47,405	(2,522)	44,883
Current portion			(17,418)
			$27,465

	Gross	Unamortized Discount	Net Carrying Amount
As at December 31, 2013
Patent finance obligation, due December 27, 2014	$2,670	$-	$2,670
Patent rights finance obligation, due June 18, 2023	28,000	(979)	27,021
Patent finance obligation, due August 18, 2018	25,000	(2,659)	22,341
	55,670	(3,638)	52,032
Current portion			(19,480)
			$32,552

Schedule of Payments Expected	Payments are expected to be as follows:
2015	$18,127
2016	8,556
2017	13,556
2018	7,166
$47,405